Investments - Schedule of investments accounted for under equity method (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Investments
Equity method investments	¥ 250,909,498	¥ 255,007,914
Wuhan Shayu Network Technology Co., Ltd. ("Shayu")
Investments
Equity method investments	153,620,278	151,774,078
Nanshan Stellar Investment LLP ("Nanshan LLP")
Investments
Equity method investments	94,558,674	100,411,039
Others
Investments
Equity method investments	¥ 2,730,546	¥ 2,822,797